Derivatives and Hedging Activities (Contract Amounts of Foreign Exchange Contracts) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
To sell foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 371,644	¥ 228,053
To buy foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 46,741	¥ 37,540